OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	$ 101,138	$ 50,250
Non-current assets	15,622	33,140
Total Assets	116,760	83,390
Fair value of fuel price derivatives [Member] | Hedging Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	17,641	1,296
Non-current assets
Total Assets	17,641	1,296
Subtotal of derivate assets [Member] | Hedging Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	17,641	1,296
Non-current assets
Total Assets	17,641	1,296
Private investment funds [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	347	348
Non-current assets
Total Assets	347	348
Deposits in guarantee (aircraft) [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	7,189	2,435
Non-current assets	2,758	21,498
Total Assets	9,947	23,933
Guarantees for margins of derivatives [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	5,451	3,047
Non-current assets
Total Assets	5,451	3,047
Other Investment [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets
Non-current assets	493	493
Total Assets	493	493
Domestic And Foreign Bonds [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	1,290	18
Non-current assets
Total Assets	1,290	18
Other guarantees given [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	69,220	43,106
Non-current assets	12,371	11,149
Total Assets	81,591	54,255
Subtotal of other financial assets [Member] | Other Financial Assets Categories [Member]
OTHER FINANCIAL ASSETS (Details) - Schedule of other financial assets [Line Items]
Current Assets	83,497	48,954
Non-current assets	15,622	33,140
Total Assets	$ 99,119	$ 82,094